Legacy cost commitments (Details Narrative)	1 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)		Jun. 30, 2024 AUD ($)		Jun. 30, 2023 AUD ($)		Jun. 30, 2025 AUD ($)
IfrsStatementLineItems [Line Items]
Trade and other payable to related parties			$ 100,000	$ 1,547,520	$ 552,480
Outstanding amount				1,161,250
Increase decrease in trade and other payable				35,000	$ 2,288,946	[1]	$ 3,742,915	[1]	$ 2,778,396	[1]
Trade and other payables				$ 1,713,730			$ 10,455,684		$ 6,712,768		$ 12,744,630
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Trade and other payable to related parties	$ 200,000	$ 200,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Amount owed to related parties			250,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Amount owed to related parties			$ 2,100,000

[1]	Included in this balance is a non-cash amount related to recapitalization costs of $5,163,951 for FY 2024